As filed with the Securities and Exchange Commission on June 15, 2015

Securities Act File No. 33-21844

Investment Company Act File No. 811-5555

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 66	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 67	☒
(Check appropriate box or boxes)

Sanford C. Bernstein Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

1345 Avenue of the Americas

New York, New York 10105

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code 1-212-756-4097

Emilie D. Wrapp, Esq.

AllianceBernstein L.P.

New York, New York 10105

(Name and Address of Agent for Service)

Copy to:

Margery K. Neale, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019-6099

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on June 26, 2015 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, par value $0.001 per share.

Explanatory Note

This Post-Effective Amendment No. 66 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 67 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of Sanford C. Bernstein Fund, Inc. (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until June 26, 2015, the effectiveness of the registration statement for the Registrant, filed in Post-Effective Amendment No. 65 on April 17, 2015, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 66 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 65 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, Sanford C. Bernstein Fund, Inc. (the “Registrant”) certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and duly caused this Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A of the Registrant, to be signed on behalf of the Registrant by the undersigned, duly authorized, in the City of New York and the State of New York on the 15th day of June, 2015.

SANFORD C. BERNSTEIN FUND, INC.

By:	*
Seth Masters
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A of the Registrant has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

*	President and Director

Seth Masters

*	Director

Suzanne Brenner

*	Director

Bart Friedman

*	Director

R. Jay Gerken

*	Director
William Kristol

*	Director
Debra Perry

*	Director
Donald K. Peterson

*	Director
Thomas B. Stiles II

*	Director
Rosalie J. Wolf

/s/ Joseph J. Mantineo	Treasurer and Chief Financial Officer	June 15, 2015
Joseph J. Mantineo

*	This Registration Statement has been signed by each of the persons so indicated by the undersigned as Attorney-in-Fact.

By:	/s/ Nancy E. Hay	June 15, 2015
Nancy E. Hay, Attorney-in-Fact